Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Parenthetical) (Detail) - TWD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	$ 3,213	$ 8,482
Unsecured Exchangeable Bonds [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Redemption of bonds at put price at the option of bondholders, date	Jul. 07, 2024
Redemption of bonds at put price at the option of bondholders percentage of principal amount	98.14%